Property and equipment - (Details 1) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	R$ 399,990	[1]	R$ 67,104	R$ 10,889
POS Devices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	R$ 340,011

[1]	Net book value of machinery and equipment includes R$340,011 of POS devices. The accumulated depreciation of POS after beginning/ of the membership model was R$15,490